Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2019
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information (Tables), Reconciliation of liabilities arising from financing activities [Text Block]

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2018 - 2019

	Balance as of Dec. 31, 2018	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2019
Long term debt2)	4,657	86	37	575	5,355
USD bonds	1,303		25		1,328
EUR bonds	1,988	244		2	2,234
Bank borrowings	211	(5)			206
Other long-term debt	18	(1)			17
Leases	330	(152)	12	132	322
IFRS 16 new lease recognition				1,059	1,059
Forward contracts3)	807			(618)	188
Short term debt2)	164	23	(7)	(88)	92
Short-term bank borrowings	76	23	(7)		92
Other short-term loans
Forward contracts3)	88			(88)
Equity	(1,293)	(1,774)		2,677	(390)
Dividend payable		(456)		456
Forward contracts3)	(894)			706	(188)
Treasury shares	(399)	(1,318)		1,516	(201)
Total		(1,665)
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities
2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2017 - 2018

	Balance as of Dec. 31, 2017	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2018
Long term debt2)	4,595	126	45	(109)	4,657
USD bonds	2,137	(866)	31	-	1,303
EUR bonds	997	990		1	1,988
Bank borrowings	190	21	-	-	211
Other long-term debt	20	(1)	-	-	18
Finance leases	281	(18)	13	53	330
Forward contracts3)	970			(163)	807
Short term debt2)	120	34	(29)	39	164
Short-term bank borrowings	71	34	(29)		76
Other short-term loans
Forward contracts3)	49			39	88
Equity	(1,500)	(1,351)		1,558	(1,293)
Dividend payable		(404)		404
Forward contracts3)	(1,018)			124	(894)
Treasury shares	(481)	(948)		1,030	(399)
Total		(1,192)
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
3)The forward contracts are related to the share buyback program and LTI plans